Condensed Statement of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Cash Flows from Operating Activities:
Net Loss	$ (13,031)	$ (5,115)	$ (4,515)	$ (7,194)
Adjustments to reconcile net (loss) to net cash used in operating activities:
Depreciation & amortization
Other
Net change in operating assets and liabilities:
(Increase) Decrease in prepaid expenses	600			(734)
Increase in related party receivable	(17,412)
(Decrease) Increase in related party payable	(6,514)	3,715	2,515	3,999
Increase in accounts payable	(8,429)	1,400	2,000	3,929
Net Cash Used in Operating Activities	(44,786)
Cash Flows from Investing Activities
Cash Flows from Financing Activities
Sale of VETANOVA Units	161,685
Issuance of warrants	14,644
Net Cash Provided from Financing Activities	176,329
Net Change in Cash & Cash Equivalents	131,543
Beginning Cash & Cash Equivalents
Ending Cash & Cash Equivalents	$ 131,543